UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Institutional Large Cap Value Fund

SEMIANNUAL REPORT

December 31, 2011

ILV-SEM

MFS® INSTITUTIONAL LARGE CAP VALUE FUND

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating and the long-term debt ratings of 15 eurozone nations put on negative watch.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 15, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Philip Morris International, Inc.	4.2%
Lockheed Martin Corp.	3.6%
Johnson & Johnson	2.9%
Pfizer, Inc.	2.8%
AT&T, Inc.	2.8%
JPMorgan Chase & Co.	2.5%
Chevron Corp.	2.4%
United Technologies Corp.	2.2%
Goldman Sachs Group, Inc.	2.1%
International Business Machines Corp.	2.1%

Equity sectors
Financial Services	20.6%
Health Care	13.1%
Consumer Staples	12.1%
Industrial Goods & Services	11.3%
Energy	8.6%
Technology	6.4%
Utilities & Communications	6.2%
Leisure	5.8%
Retailing	4.0%
Basic Materials	3.7%
Autos & Housing	3.2%
Special Products & Services	2.8%
Transportation	0.6%

Percentages are based on net assets as of 12/31/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,

July 1, 2011 through December 31, 2011

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2011 through December 31, 2011.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 7/01/11	Ending Account Value 12/31/11	Expenses Paid During Period (p) 7/01/11-12/31/11
Actual	0.65%	$1,000.00	$945.37	$3.18
Hypothetical (h)	0.65%	$1,000.00	$1,021.87	$3.30

(h)	5% fund return per year before expenses.
(p)	Expenses paid is equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

COMMON STOCKS – 98.2%
Issuer	Shares/Par	Value ($)

Aerospace – 8.6%
Honeywell International, Inc.	40,769	$2,215,793
Huntington Ingalls Industries, Inc. (a)	4,442	138,946
Lockheed Martin Corp.	59,789	4,836,930
Northrop Grumman Corp.	26,255	1,535,392
United Technologies Corp.	39,878	2,914,683

		$11,641,744
Alcoholic Beverages – 1.7%
Diageo PLC, ADR	26,360	$2,304,391

Automotive – 1.1%
General Motors Co. (a)	12,100	$245,267
Johnson Controls, Inc.	37,622	1,176,064

		$1,421,331
Broadcasting – 3.8%
Omnicom Group, Inc.	35,173	$1,568,012
Viacom, Inc., “B”	34,210	1,553,476
Walt Disney Co.	54,942	2,060,325

		$5,181,813
Brokerage & Asset Managers – 1.6%
Blackrock, Inc.	8,760	$1,561,382
Franklin Resources, Inc.	6,630	636,878

		$2,198,260
Business Services – 2.8%
Accenture PLC, “A”	49,167	$2,617,159
Dun & Bradstreet Corp.	10,155	759,899
Fiserv, Inc. (a)	6,890	404,719

		$3,781,777
Cable TV – 0.8%
Comcast Corp., “Special A”	43,270	$1,019,441

Chemicals – 2.7%
3M Co.	25,536	$2,087,057
PPG Industries, Inc.	19,251	1,607,266

		$3,694,323

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 2.0%
Oracle Corp.	105,343	$2,702,048

Computer Software – Systems – 2.2%
Hewlett-Packard Co.	9,468	$243,896
International Business Machines Corp.	15,224	2,799,389

		$3,043,285
Construction – 2.1%
Sherwin-Williams Co.	12,163	$1,085,791
Stanley Black & Decker, Inc.	25,990	1,756,924

		$2,842,715
Consumer Products – 0.4%
Procter & Gamble Co.	9,113	$607,928

Electrical Equipment – 2.0%
Danaher Corp.	32,654	$1,536,044
Tyco International Ltd.	26,480	1,236,881

		$2,772,925
Electronics – 1.4%
ASML Holding N.V.	13,700	$572,523
Intel Corp.	52,657	1,276,932

		$1,849,455
Energy – Independent – 3.5%
Apache Corp.	17,524	$1,587,324
EOG Resources, Inc.	7,467	735,574
Occidental Petroleum Corp.	25,846	2,421,770

		$4,744,668
Energy – Integrated – 4.6%
Chevron Corp.	30,292	$3,223,069
Exxon Mobil Corp.	28,915	2,450,835
Hess Corp.	8,996	510,973

		$6,184,877
Engineering – Construction – 0.2%
Fluor Corp.	4,170	$209,543

Food & Beverages – 4.6%
General Mills, Inc.	55,454	$2,240,896
J.M. Smucker Co.	1,718	134,296

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
Kellogg Co.	13,207	$667,878
Nestle S.A., ADR	29,825	1,721,201
PepsiCo, Inc.	22,471	1,490,951

		$6,255,222
Food & Drug Stores – 1.2%
CVS Caremark Corp.	24,368	$993,727
Walgreen Co.	17,840	589,790

		$1,583,517
General Merchandise – 1.8%
Kohl’s Corp.	9,800	$483,630
Target Corp.	38,180	1,955,580

		$2,439,210
Insurance – 7.0%
ACE Ltd.	14,228	$997,667
Aon Corp.	29,546	1,382,753
Chubb Corp.	15,800	1,093,676
MetLife, Inc.	79,501	2,478,841
Prudential Financial, Inc.	34,504	1,729,340
Travelers Cos., Inc.	29,298	1,733,563

		$9,415,840
Leisure & Toys – 0.8%
Hasbro, Inc.	35,607	$1,135,507

Machinery & Tools – 0.5%
Eaton Corp.	16,718	$727,735

Major Banks – 10.6%
Bank of America Corp.	171,722	$954,774
Bank of New York Mellon Corp.	107,016	2,130,689
Goldman Sachs Group, Inc.	31,137	2,815,719
JPMorgan Chase & Co.	100,813	3,352,032
PNC Financial Services Group, Inc.	18,663	1,076,295
State Street Corp.	29,684	1,196,562
SunTrust Banks, Inc.	9,470	167,619
Wells Fargo & Co.	94,471	2,603,621

		$14,297,311
Medical & Health Technology & Services – 0.6%
Quest Diagnostics, Inc.	13,710	$796,003

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 3.7%
Becton, Dickinson & Co.	14,460	$1,080,451
Medtronic, Inc.	50,359	1,926,232
St. Jude Medical, Inc.	28,409	974,429
Thermo Fisher Scientific, Inc. (a)	23,600	1,061,292

		$5,042,404
Network & Telecom – 0.8%
Cisco Systems, Inc.	58,684	$1,061,007

Oil Services – 0.5%
Transocean, Inc.	16,463	$632,015

Other Banks & Diversified Financials – 1.4%
MasterCard, Inc., “A”	2,161	$805,664
Western Union Co.	61,737	1,127,318

		$1,932,982
Pharmaceuticals – 8.8%
Abbott Laboratories	46,220	$2,598,951
Johnson & Johnson	58,824	3,857,678
Merck & Co., Inc.	23,432	883,386
Pfizer, Inc.	173,943	3,764,127
Roche Holding Ltd., ADR (a)	17,900	761,645

		$11,865,787
Printing & Publishing – 0.4%
Moody’s Corp.	17,620	$593,442

Railroad & Shipping – 0.6%
Canadian National Railway Co.	10,209	$802,019

Specialty Chemicals – 1.0%
Air Products & Chemicals, Inc.	16,566	$1,411,258

Specialty Stores – 1.0%
Advance Auto Parts, Inc.	10,382	$722,899
Staples, Inc.	46,647	647,927

		$1,370,826
Telecommunications – Wireless – 1.5%
Vodafone Group PLC, ADR	70,310	$1,970,789

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 2.8%
AT&T, Inc.	123,883	$3,746,222

Tobacco – 5.4%
Altria Group, Inc.	35,181	$1,043,117
Philip Morris International, Inc.	72,634	5,700,316
Reynolds American, Inc.	13,000	538,460

		$7,281,893
Utilities – Electric Power – 1.7%
PG&E Corp.	32,856	$1,354,324
PPL Corp.	17,336	510,025
Public Service Enterprise Group, Inc.	12,293	405,792

		$2,270,141
Total Common Stocks (Identified Cost, $124,024,996)		$132,831,654

CONVERTIBLE PREFERRED STOCKS – 0.2%
Utilities – Electric Power – 0.2%
PPL Corp., 9.5% (Identified Cost, $205,000)	4,100	$228,903

MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 0.05%, at Cost and Net Asset Value (v)	1,737,302	$1,737,302
Total Investments (Identified Cost, $125,967,298)		$134,797,859

OTHER ASSETS, LESS LIABILITIES – 0.3%		438,271
Net Assets – 100.0%		$135,236,130

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 12/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments –
Non-affiliated issuers, at value (identified cost, $124,229,996)	$133,060,557
Underlying affiliated funds, at cost and value	1,737,302
Total investments, at value (identified cost, $125,967,298)	$134,797,859
Cash	299
Receivables for
Investments sold	40,141
Fund shares sold	221,512
Dividends	313,556
Other assets	1,836
Total assets	$135,375,203
Liabilities
Payable for fund shares reacquired	$106,313
Payable to affiliates
Investment adviser	4,243
Shareholder servicing costs	112
Payable for independent Trustees’ compensation	39
Accrued expenses and other liabilities	28,366
Total liabilities	$139,073
Net assets	$135,236,130
Net assets consist of
Paid-in capital	$126,580,943
Unrealized appreciation (depreciation) on investments	8,830,561
Accumulated net realized gain (loss) on investments	(162,893)
Accumulated distributions in excess of net investment income	(12,481)
Net assets	$135,236,130
Shares of beneficial interest outstanding	15,544,876
Net asset value per share (net assets of $135,236,130 / 15,544,876 shares of beneficial interest outstanding)	$8.70

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 12/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$1,957,492
Dividends from underlying affiliated funds	583
Foreign taxes withheld	(1,026)
Total investment income	$1,957,049
Expenses
Management fee	$376,822
Shareholder servicing costs	7,297
Administrative services fee	15,202
Independent Trustees’ compensation	2,714
Custodian fee	11,965
Shareholder communications	3,218
Auditing fees	22,032
Legal fees	1,132
Miscellaneous	16,699
Total expenses	$457,081
Reduction of expenses by investment adviser	(11,954)
Net expenses	$445,127
Net investment income	$1,511,922
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)	$3,864,485
Change in unrealized appreciation (depreciation) on investments	$(14,174,434)
Net realized and unrealized gain (loss) on investments	$(10,309,949)
Change in net assets from operations	$(8,798,027)

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 12/31/11 (unaudited)	Year ended 6/30/11
Change in net assets
From operations
Net investment income	$1,511,922	$2,549,758
Net realized gain (loss) on investments	3,864,485	5,707,564
Net unrealized gain (loss) on investments	(14,174,434)	25,258,443
Change in net assets from operations	$(8,798,027)	$33,515,765
Distributions declared to shareholders
From net investment income	$(2,848,103)	$(1,940,044)
From net realized gain on investments	(3,231,051)	—
Total distributions declared to shareholders	$(6,079,154)	$(1,940,044)
Change in net assets from fund share transactions	$(2,601,307)	$1,135,795
Total change in net assets	$(17,478,488)	$32,711,516
Net assets
At beginning of period	152,714,618	120,003,102
At end of period (including accumulated distributions in excess of net investment income of $12,481 and undistributed net investment income of $1,323,700, respectively)	$135,236,130	$152,714,618

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 12/31/11		Years ended 6/30
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$9.65		$7.69	$7.14	$9.49	$13.01	$11.26
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.16	$0.15	$0.18	$0.18	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.64)		1.92	0.53 (g)	(2.34)	(1.29)	2.39
Total from investment operations	$(0.54)		$2.08	$0.68	$(2.16)	$(1.11)	$2.62
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.12)	$(0.13)	$(0.19)	$(0.27)	$(0.30)
From net realized gain on investments	(0.22)		—	—	—	(2.14)	(0.57)
Total distributions declared to shareholders	$(0.41)		$(0.12)	$(0.13)	$(0.19)	$(2.41)	$(0.87)
Net asset value, end of period (x)	$8.70		$9.65	$7.69	$7.14	$9.49	$13.01
Total return (%) (r)(s)(x)	(5.46	)(n)	27.12	9.45	(22.69)	(10.59)	23.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.67	0.74	0.89	0.84	0.77
Expenses after expense reductions (f)	0.65	(a)	0.65	0.63	0.55	0.55	0.55
Net investment income	2.21	(a)(l)	1.75	1.86	2.44	1.67	1.89
Portfolio turnover	10		28	22	34	31	27
Net assets at end of period (000 omitted)	$135,236		$152,715	$120,003	$45,799	$47,665	$82,164

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Institutional Large Cap Value Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values

13

Notes to Financial Statements (unaudited) – continued

obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

14

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$133,060,557	$—	$—	$133,060,557
Mutual Funds	1,737,302	—	—	1,737,302
Total Investments	$134,797,859	$—	$—	$134,797,859

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

15

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended December 31, 2011, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

16

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

6/30/11
Ordinary income (including any short-term capital gains)	$1,940,044

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/11
Cost of investments	$127,152,759
Gross appreciation	15,431,095
Gross depreciation	(7,785,995)
Net unrealized appreciation (depreciation)	$7,645,100

As of 6/30/11
Undistributed ordinary income	1,323,700
Undistributed long-term capital gain	389,134
Net unrealized appreciation (depreciation)	21,819,534

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.65% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2012. For the six months ended December 31, 2011, this reduction amounted to $11,764 and is reflected as a reduction of total expenses in the Statement of Operations.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2011, the fee was $7,189, which equated to 0.0105% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2011, these costs amounted to $108.

17

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2011 was equivalent to an annual effective rate of 0.0222% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended December 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $754 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $190, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $13,286,059 and $20,898,536, respectively.

18

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/11		Year ended 6/30/11
	Shares	Amount	Shares	Amount
Shares sold	1,154,766	$10,029,886	3,019,569	$26,709,879
Shares issued to shareholders in reinvestment of distributions	445,567	3,760,589	141,664	1,276,393
Shares reacquired	(1,885,041)	(16,391,782)	(2,933,300)	(26,850,477)
Net change	(284,708)	$(2,601,307)	227,933	$1,135,795

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended December 31, 2011, the fund’s commitment fee and interest expense were $538 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,232,800	15,076,702	(14,572,200)	1,737,302

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$583	$1,737,302

19

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

20

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the Fund’s total return performance in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 4th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

21

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and total expense ratio as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund

22

Board Review of Investment Advisory Agreement – continued

represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available on the MFS web site (mfs.com) by clicking the “Institutional Investors & Consultants” role, then choosing the United States, then “US Institutional Trust & Reports,” then “Fact Sheets, Prospectuses & Reports,” then a fund name.

23

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by clicking on the “Institutional Investors & Consultants” role, then choosing the United States, and then either clicking the “News & Events” section or the fund’s name under “US Institutional Trusts” in the “US Institutional Trust & Reports” section.

24

CONTACT US

Web site

mfs.com

Call

1-800-637-2262

Write

MFS Investment Management®

500 Boylston Street

Boston, MA 02116-3741

MFS® Institutional International Equity Fund

SEMIANNUAL REPORT

December 31, 2011

IIE-SEM

MFS® INSTITUTIONAL INTERNATIONAL EQUITY FUND

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating and the long-term debt ratings of 15 eurozone nations put on negative watch.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 15, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Linde AG	3.6%
Nestle S.A.	3.4%
Heineken N.V.	3.1%
HSBC Holdings PLC	2.8%
Canadian National Railway Co.	2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	2.5%
Shin-Etsu Chemical Co. Ltd.	2.3%
Royal Dutch Shell PLC, “A”	2.2%
Samsung Electronics Co. Ltd.	2.2%
Groupe Danone	2.2%

Equity sectors
Financial Services	18.3%
Consumer Staples	16.3%
Basic Materials	11.7%
Technology	10.4%
Retailing	9.3%
Health Care	6.3%
Special Products & Services	6.0%
Energy	5.6%
Industrial Goods & Services	5.0%
Utilities & Communications	3.5%
Transportation	2.7%
Autos & Housing	2.5%
Leisure	2.1%

Issuer country weightings (x)
United Kingdom	20.3%
Japan	13.1%
France	12.7%
Switzerland	12.1%
Germany	10.7%
Netherlands	7.7%
Taiwan	2.9%
Spain	2.7%
Canada	2.7%
Other Countries	15.1%

Currency exposure weightings (y)
Euro	33.6%
British Pound Sterling	20.2%
Japanese Yen	13.0%
Swiss Franc	12.1%
Hong Kong Dollar	3.7%
United States Dollar	3.6%
Taiwan Dollar	2.9%
Australian Dollar	2.3%
South Korean Won	2.2%
Other Currencies	6.4%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 12/31/11.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,

July 1, 2011 through December 31, 2011

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2011 through December 31, 2011.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 7/01/11	Ending Account Value 12/31/11	Expenses Paid During Period (p) 7/01/11-12/31/11
Actual	0.75%	$1,000.00	$844.67	$3.48
Hypothetical (h)	0.75%	$1,000.00	$1,021.37	$3.81

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

COMMON STOCKS – 99.7%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages – 7.2%
Diageo PLC	2,908,277	$63,525,326
Heineken N.V.	1,912,904	88,310,011
Pernod Ricard S.A.	602,097	55,727,696

		$207,563,033
Apparel Manufacturers – 4.8%
Burberry Group PLC	812,636	$14,871,442
Compagnie Financiere Richemont S.A.	333,468	16,791,001
Li & Fung Ltd.	20,304,000	37,593,222
LVMH Moet Hennessy Louis Vuitton S.A.	504,065	71,016,970

		$140,272,635
Automotive – 2.5%
DENSO Corp.	1,383,000	$38,200,052
Honda Motor Co. Ltd.	1,111,800	33,915,895

		$72,115,947
Broadcasting – 1.6%
WPP Group PLC	4,582,984	$47,861,415

Brokerage & Asset Managers – 1.4%
BM&F Bovespa S.A.	3,488,900	$18,330,637
Deutsche Boerse AG (a)	419,044	21,970,505

		$40,301,142
Business Services – 5.1%
Amadeus Holdings AG	2,122,080	$34,281,086
Compass Group PLC	5,328,097	50,448,653
Hays PLC	9,865,721	9,774,972
Infosys Technology Ltd.	364,805	19,012,382
Randstad Holding N.V.	1,105,914	32,554,915

		$146,072,008
Chemicals – 0.7%
Givaudan S.A.	20,548	$19,502,737

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 2.3%
Dassault Systemes S.A.	214,717	$17,210,191
SAP AG	916,475	48,454,136

		$65,664,327
Computer Software – Systems – 2.6%
Canon, Inc.	1,169,800	$51,825,620
Hon Hai Precision Industry Co. Ltd.	8,897,400	24,359,935

		$76,185,555
Conglomerates – 0.9%
Smiths Group PLC	1,908,194	$26,991,232

Consumer Products – 3.5%
Beiersdorf AG	892,260	$50,603,664
Reckitt Benckiser Group PLC	922,754	45,471,778
Svenska Cellulosa Aktiebolaget	295,547	4,380,351

		$100,455,793
Electrical Equipment – 3.3%
Legrand S.A.	1,025,562	$32,854,349
Schneider Electric S.A.	1,175,468	61,430,892

		$94,285,241
Electronics – 5.1%
Hoya Corp.	1,652,800	$35,602,734
Samsung Electronics Co. Ltd.	70,160	64,435,139
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,732,470	48,186,188

		$148,224,061
Energy – Independent – 2.5%
CNOOC Ltd.	8,833,000	$15,444,614
INPEX Corp.	9,203	57,989,541

		$73,434,155
Energy – Integrated – 3.1%
BG Group PLC	1,177,695	$25,117,081
Royal Dutch Shell PLC, “A”	1,754,782	64,510,421

		$89,627,502
Engineering – Construction – 0.3%
Keppel Corp. Ltd.	1,245,700	$8,931,815

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – 5.6%
Groupe Danone	1,021,408	$64,207,466
Nestle S.A.	1,692,642	97,179,340

		$161,386,806
Food & Drug Stores – 3.7%
Lawson, Inc.	830,200	$51,826,829
Tesco PLC	8,682,416	54,400,358

		$106,227,187
Insurance – 4.3%
AIA Group Ltd.	8,344,800	$26,055,340
ING Groep N.V. (a)	6,131,622	43,695,339
QBE Insurance Group Ltd.	2,690,963	35,642,504
Swiss Re Ltd.	394,373	20,098,622

		$125,491,805
Machinery & Tools – 1.4%
Fanuc Ltd.	265,000	$40,557,360

Major Banks – 9.3%
Banco Santander S.A.	3,990,945	$30,152,950
Barclays PLC	4,630,800	12,544,702
Erste Group Bank AG	102,991	1,803,820
HSBC Holdings PLC	10,549,896	80,086,539
Julius Baer Group Ltd.	1,518,544	59,059,193
Standard Chartered PLC	2,455,296	53,457,967
Westpac Banking Corp.	1,573,098	32,179,292

		$269,284,463
Medical Equipment – 1.3%
Sonova Holding AG	195,959	$20,497,149
Synthes, Inc. (n)	98,334	16,460,160

		$36,957,309
Metals & Mining – 1.3%
Rio Tinto PLC	783,672	$37,925,406

Network & Telecom – 0.4%
HTC Corp.	692,500	$11,366,706

Other Banks & Diversified Financials – 3.3%
ICICI Bank Ltd.	2,416,610	$31,155,862
Komercni Banka A.S.	135,434	22,827,573

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
UBS AG (a)	3,411,286	$40,602,765

		$94,586,200
Pharmaceuticals – 5.0%
Bayer AG	743,155	$47,514,320
Merck KGaA	354,684	35,360,603
Roche Holding AG	358,499	60,628,485

		$143,503,408
Printing & Publishing – 0.5%
Wolters Kluwer N.V.	777,627	$13,388,757

Railroad & Shipping – 2.7%
Canadian National Railway Co.	995,211	$78,183,776

Specialty Chemicals – 9.7%
Akzo Nobel N.V.	929,593	$44,727,314
L’Air Liquide S.A.	516,839	63,941,955
Linde AG	692,099	102,966,362
Shin-Etsu Chemical Co. Ltd.	1,372,800	67,596,622

		$279,232,253
Specialty Stores – 0.8%
Hennes & Mauritz AB, “B”	750,023	$24,065,732

Telecommunications – Wireless – 1.5%
MTN Group Ltd.	1,258,842	$22,357,913
Tim Participacoes S.A., ADR	771,546	19,905,887

		$42,263,800
Telephone Services – 1.5%
China Unicom (Hong Kong) Ltd.	13,342,000	$28,069,977
Singapore Telecommunications Ltd.	6,388,050	15,218,438

		$43,288,415
Utilities – Electric Power – 0.5%
Red Electrica de Espana	331,982	$14,165,180
Total Common Stocks (Identified Cost, $2,852,516,672)		$2,879,363,161

Portfolio of Investments (unaudited) – continued

MONEY MARKET FUNDS – 0.5%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.05%, at Cost and Net Asset Value (v)	14,375,508	$14,375,508
Total Investments (Identified Cost, $2,866,892,180)		$2,893,738,669

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(5,483,956)
Net Assets – 100.0%		$2,888,254,713

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,460,160 representing 0.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 12/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments –
Non-affiliated issuers, at value (identified cost, $2,852,516,672)	$2,879,363,161
Underlying affiliated funds, at cost and value	14,375,508
Total investments, at value (identified cost, $2,866,892,180)	$2,893,738,669
Foreign currency, at value (identified cost, $414)	414
Receivables for
Investments sold	6,256,507
Fund shares sold	9,187,741
Interest and dividends	5,307,502
Other assets	32,755
Total assets	$2,914,523,588
Liabilities
Payable to custodian	$5,806
Payables for
Investments purchased	850,266
Fund shares reacquired	25,060,316
Payable to affiliates
Investment adviser	104,227
Shareholder servicing costs	2,236
Payable for independent Trustees’ compensation	560
Accrued expenses and other liabilities	245,464
Total liabilities	$26,268,875
Net assets	$2,888,254,713
Net assets consist of
Paid-in capital	$3,054,973,902
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	26,902,012
Accumulated net realized gain (loss) on investments and foreign currency transactions	(209,023,624)
Undistributed net investment income	15,402,423
Net assets	$2,888,254,713
Shares of beneficial interest outstanding	181,476,571
Net asset value per share (net assets of $2,888,254,713 / 181,476,571 shares of beneficial interest outstanding)	$15.92

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 12/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$27,967,658
Interest	243,851
Dividends from underlying affiliated funds	11,006
Foreign taxes withheld	(1,632,650)
Total investment income	$26,589,865
Expenses
Management fee	$10,569,399
Shareholder servicing costs	157,462
Administrative services fee	224,551
Independent Trustees’ compensation	27,631
Custodian fee	386,852
Shareholder communications	27,423
Auditing fees	24,721
Legal fees	23,288
Miscellaneous	89,247
Total expenses	$11,530,574
Fees paid indirectly	(98)
Reduction of expenses by investment adviser	(363,273)
Net expenses	$11,167,203
Net investment income	$15,422,662
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$22,104,292
Foreign currency transactions	(378,731)
Net realized gain (loss) on investments and foreign currency transactions	$21,725,561
Change in unrealized appreciation (depreciation)
Investments	$(556,956,298)
Translation of assets and liabilities in foreign currencies	(505,062)
Net unrealized gain (loss) on investments and foreign currency translation	$(557,461,360)
Net realized and unrealized gain (loss) on investments and foreign currency	$(535,735,799)
Change in net assets from operations	$(520,313,137)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	12/31/11	6/30/11
Change in net assets	(unaudited)
From operations
Net investment income	$15,422,662	$53,509,266
Net realized gain (loss) on investments and foreign currency transactions	21,725,561	109,201,469
Net unrealized gain (loss) on investments and foreign currency translation	(557,461,360)	639,062,234
Change in net assets from operations	$(520,313,137)	$801,772,969
Distributions declared to shareholders
From net investment income	$(52,959,349)	$(38,350,663)
Change in net assets from fund share transactions	$150,254,298	$202,602,476
Total change in net assets	$(423,018,188)	$966,024,782
Net assets
At beginning of period	3,311,272,901	2,345,248,119
At end of period (including undistributed net investment income of $15,402,423 and $52,939,110, respectively)	$2,888,254,713	$3,311,272,901

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 12/31/11		Years ended 6/30
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$19.21		$14.53	$13.06	$18.56	$21.71	$19.22
Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.32	$0.25	$0.31	$0.37	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	(3.08)		4.60	1.51	(5.32)	(1.80)	4.16
Total from investment operations	$(2.99)		$4.92	$1.76	$(5.01)	$(1.43)	$4.61
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.24)	$(0.29)	$(0.32)	$(0.39)	$(0.54)
From net realized gain on investments	—		—	—	(0.17)	(1.33)	(1.58)
Total distributions declared to shareholders	$(0.30)		$(0.24)	$(0.29)	$(0.49)	$(1.72)	$(2.12)
Net asset value, end of period (x)	$15.92		$19.21	$14.53	$13.06	$18.56	$21.71
Total return (%) (r)(s)(x)	(15.53	)(n)	34.03	13.22	(26.80)	(7.28)	25.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.78	0.79	0.83	0.82	0.83
Expenses after expense reductions (f)	0.75	(a)	0.75	0.75	0.75	0.75	0.75
Net investment income (l)	1.03	(a)	1.83	1.62	2.30	1.81	2.21
Portfolio turnover	9		29	23	27	33	42
Net assets at end of period (000 omitted)	$2,888,255		$3,311,273	$2,345,248	$1,993,802	$2,627,583	$2,778,105

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Institutional International Equity Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which

Notes to Financial Statements (unaudited) – continued

there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s

Notes to Financial Statements (unaudited) – continued

net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$117,925,691	$469,061,608	$—	$586,987,299
Japan	377,514,652	—	—	377,514,652
France	145,359,611	221,029,906	—	366,389,517
Switzerland	81,198,536	269,620,916	—	350,819,452
Germany	306,869,590	—	—	306,869,590
Netherlands	—	222,676,336	—	222,676,336
Taiwan	83,912,829	—	—	83,912,829
Spain	—	78,599,215	—	78,599,215
Canada	78,183,776	—	—	78,183,776
Other Countries	379,183,030	48,227,465	—	427,410,495
Mutual Funds	14,375,508	—	—	14,375,508
Total Investments	$1,584,523,223	$1,309,215,446	$—	$2,893,738,669

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,309,215,446 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $715,613,170 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in

Notes to Financial Statements (unaudited) – continued

the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended December 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for

Notes to Financial Statements (unaudited) – continued

financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

6/30/11
Ordinary income (including any short-term capital gains)	$38,350,663

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/11
Cost of investments	$2,909,016,822
Gross appreciation	295,377,069
Gross depreciation	(310,655,222)
Net unrealized appreciation (depreciation)	$(15,278,153)

As of 6/30/11
Undistributed ordinary income	52,952,069
Capital loss carryforwards	(188,624,543)
Other temporary differences	547,626
Net unrealized appreciation (depreciation)	541,678,145

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after June 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of June 30, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
6/30/17	$(42,513,026)
6/30/18	(127,775,880)
6/30/19	(18,335,637)
Total	$(188,624,543)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative

Notes to Financial Statements (unaudited) – continued

services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.70%
Average daily net assets in excess of $2.5 billion	0.65%

The management fee incurred for the six months ended December 31, 2011 was equivalent to an annual effective rate of 0.71% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses such that total annual fund operating expenses do not exceed 0.75% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2012. For the six months ended December 31, 2011, this reduction amounted to $359,135 and is reflected as a reduction of total expenses in the Statement of Operations.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2011, the fee was $156,477, which equated to 0.0105% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2011, these costs amounted to $985.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2011 was equivalent to an annual effective rate of 0.0151% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC.

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended December 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $16,329 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,138, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $407,511,933 and $262,361,534, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/11		Year ended 6/30/11
	Shares	Amount	Shares	Amount
Shares sold	21,093,186	$353,151,573	42,774,215	$767,425,719
Shares issued to shareholders in reinvestment of distributions	2,959,537	45,517,678	1,811,147	32,075,419
Shares reacquired	(14,941,076)	(248,414,953)	(33,619,781)	(596,898,662)
Net change	9,111,647	$150,254,298	10,965,581	$202,602,476

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its

Notes to Financial Statements (unaudited) – continued

borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended December 31, 2011, the fund’s commitment fee and interest expense were $11,490 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,452,870	332,380,473	(331,457,835)	14,375,508

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,006	$14,375,508

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the Fund’s total return performance in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 4th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and total expense ratio as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. The Trustees considered that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available on the MFS web site (mfs.com) by clicking the “Institutional Investors & Consultants” role, then choosing the United States, then “US Institutional Trust & Reports,” then “Fact Sheets, Prospectuses & Reports,” then a fund name.

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by clicking on the “Institutional Investors & Consultants” role, then choosing the United States, and then either clicking the “News & Events” section or the fund’s name under “US Institutional Trusts” in the “US Institutional Trust & Reports” section.

CONTACT US

Web site

mfs.com

Call

1-800-637-2262

Write

MFS Investment Management®

500 Boylston Street

Boston, MA 02116-3741

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INSTITUTIONAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: February 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: February 15, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2012

*	Print name and title of each signing officer under his or her signature.